BofA Funds Series Trust

BofA California Tax-Exempt Reserves

BofA Cash Reserves

BofA Connecticut Municipal Reserves

BofA Government Plus Reserves

BofA Government Reserves

BofA Massachusetts Municipal Reserves

BofA Money Market Reserves

BofA Municipal Reserves

BofA New York Tax-Exempt Reserves

BofA Tax-Exempt Reserves

BofA Treasury Reserves

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated October 12, 2012 to the Funds’ Capital Class Prospectus dated

January 1, 2012, as supplemented

This Supplement provides new and additional information that supplements information contained in the prospectus (the Prospectus) for Capital Class shares of the Funds referenced above. This Supplement should be read in conjunction with the Prospectus.

1.             In the section of the Prospectus entitled “About Capital Class Shares — Description of the Share Class — Share Class Features,” the first paragraph in the chart, which describes those investors eligible to invest in Capital Class shares of the Funds is deleted in its entirety and replaced with the following:

Capital Class shares are available to institutions, intermediaries and individuals on a direct basis for their own accounts, or for accounts that are held through certain financial institutions and intermediaries and that do not receive shareholder administrative services directly or indirectly from an administration agent pursuant to an agreement with a Fund.  Capital Class shares may be offered by Bank of America and its affiliates.

A shareholder who had an existing account in Capital Class shares of a Fund as of October 12, 2012 continues to be eligible to invest in Capital Class shares of the same Fund.  In addition, such a shareholder who owns, in the aggregate, at least $1,000,000 in Capital Class shares across all of his or her accounts in all of the BofA Funds (or, if applicable, the $2,500 minimum described in the next paragraph) is eligible to invest in Capital Class shares of another Fund without regard to its eligibility criteria.

2.             In the section of the Prospectus entitled “Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors,” the first paragraph is deleted in its entirety and replaced with the following:

Capital Class shares are available to institutions, intermediaries and individuals on a direct basis for their own accounts, or for accounts that are held through certain financial institutions and intermediaries and that do not receive shareholder administrative services directly or indirectly from an administration agent pursuant to an agreement with a Fund.  Capital Class shares may be offered by Bank of America and its affiliates.

A shareholder who had an existing account in Capital Class shares of a Fund as of October 12, 2012 continues to be eligible to invest in Capital Class shares of the same Fund.  In addition, such a shareholder who owns, in the aggregate, at least $1,000,000 in Capital Class shares across all of his or her accounts in all of the BofA Funds (or, if applicable, the $2,500 minimum described in the next paragraph) is eligible to invest in Capital Class shares of another Fund without regard to its eligibility criteria.

Shareholders should retain this Supplement for future reference

CAP-47/266703-101512

BofA Funds Series Trust

BofA California Tax-Exempt Reserves

BofA Cash Reserves

BofA Connecticut Municipal Reserves

BofA Government Plus Reserves

BofA Government Reserves

BofA Massachusetts Municipal Reserves

BofA Money Market Reserves

BofA Municipal Reserves

BofA New York Tax-Exempt Reserves

BofA Tax-Exempt Reserves

BofA Treasury Reserves

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated October 12, 2012 to the Funds’ Statement of Additional Information (“SAI”) dated
January 1, 2012, as supplemented

This Supplement provides new and additional information that supplements information contained in the SAI. This Supplement should be read in conjunction with the Funds’ SAI, as supplemented.

1.             The following subsection is added under the section of the SAI entitled “PURCHASE, REDEMPTION AND PRICING OF SHARES”:

Special Note Regarding Capital Class Eligibility — Grandfathering Provision

A shareholder of Capital Class shares of a Fund that owned such shares in an existing account that was open as of October 12, 2012 is eligible to purchase additional Capital Class shares of the same Fund, whether for the same or for a new account, without regard to the investment minimum and shareholder eligibility criteria set forth in such Fund’s Capital Class prospectus.  Purchases for a new account may include purchases for or by a “related investor”, which means the shareholder’s husband, wife, domestic partner, minor children (age 20 or under and including step or adopted children) or a business entity of which the shareholder has an ownership stake of 25% or more.  A “related investor” would not include, for example, a shareholder’s parents, aunts, uncles, cousins, nieces, nephews, grandparents, grandchildren, children who have reach the age of majority, employees or friends.

A shareholder may only purchase Capital Class shares of a different Fund (i.e., a Fund in which the shareholder did not own Capital Class shares as of October 12, 2012) for a new account, which may include purchases for or by a “related investor”, as described above, if the shareholder owns, in the aggregate, at least $1,000,000 in Capital Class shares across all of his or her accounts in all of the BofA Funds (or the $2,500 minimum applicable to certain legacy G-Trust and Retail A shareholders, as described in the Funds’ prospectus for Capital Class shares), without regard to the share ownership of related investors.

Shareholders should retain this Supplement for future reference

INT-47/266703-101512